UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21219

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.3%

Security	Principal Amount (000’s omitted)	Value
Education — 12.8%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,439,206
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,003,365
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,261,729
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,572,165
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,686,765
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	1,175	1,242,292
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	567,490
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,168,810
University of Virginia, 5.00%, 6/1/40	1,500	1,679,775
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	833,872

		$16,455,469

Electric Utilities — 1.9%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,624,338
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	755,658

		$2,379,996

General Obligations — 15.5%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,858,853
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,970,000
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,455,104
Hawaii, 5.00%, 12/1/29	2,500	2,953,825
Hawaii, 5.00%, 12/1/30	1,000	1,172,480
New York, 5.00%, 2/15/34(1)	2,750	3,126,063
New York, NY, 5.00%, 8/1/31	3,500	4,050,900
Oregon, 5.00%, 8/1/36	1,000	1,148,180
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	645	742,543
Virginia Beach, VA, 4.00%, 4/1/27	230	253,267
Virginia Beach, VA, 4.00%, 4/1/28	230	251,868

		$19,983,083

Hospital — 4.8%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$900	$917,136
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	565,029
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	506,235
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,359,710
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	516,039
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,319,050

Security	Principal Amount (000’s omitted)	Value
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	$960	$983,184

		$6,166,383

Industrial Development Revenue — 0.8%
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,010	$1,057,985

		$1,057,985

Insured-Education — 6.9%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$3,031,100
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,725,646
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,164,147

		$8,920,893

Insured-Electric Utilities — 7.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,130,440
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,400,544
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,226,940
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,824,521

		$9,582,445

Insured-General Obligations — 14.4%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$965,783
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,457,170
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,368,211
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,064,407
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,437,275
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,244,480

		$18,537,326

Insured-Hospital — 22.5%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,902,513
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,605,390
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,695	1,777,648
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	450	472,568
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,317,084
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,315,210
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,553,563
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,640,000
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,852,060
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	793,740
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,351,187
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	1,066,560
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	527,690
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,458,297

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	$1,545	$1,757,376
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,502,308

		$28,893,194

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,475,407

		$1,475,407

Insured-Lease Revenue/Certificates of Participation — 5.8%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,276,700
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	988,619
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,516,890
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,624,455

		$7,406,664

Insured-Other Revenue — 1.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$696,417
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,188,580

		$1,884,997

Insured-Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$865,622
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	490,000

		$1,355,622

Insured-Special Tax Revenue — 5.0%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	$1,500	$1,517,745
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	3,000	2,415,930
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,620	1,237,875
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,395	1,261,013

		$6,432,563

Insured-Student Loan — 1.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,745	$1,947,874

		$1,947,874

Insured-Transportation — 24.0%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,745,259
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	4,938,024
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,419,109
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,939,200
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,145,410
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	593,417
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,381,557
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,166,038
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	286,413
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	326,143
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,978,340

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	$2,540	$3,207,385
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	1,785	1,785,000

		$30,911,295

Insured-Water and Sewer — 9.0%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$758,554
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	473,974
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	725,571
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,798,745
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,378,450
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	491,615
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35(3)	1,000	1,306,620
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,657,158
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,955	1,964,599

		$11,555,286

Lease Revenue/Certificates of Participation — 6.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,586,409
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,785,900

		$8,372,309

Other Revenue — 1.2%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,555,216

		$1,555,216

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$265,371

		$265,371

Special Tax Revenue — 7.3%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,105,149
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	476,969
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	452,203
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	483,577
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	965,678
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	126,360
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	143,155
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	119,247
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	90,510
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	3,800	4,476,172

		$9,439,020

Transportation — 11.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,861,701
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	539,851
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	972,943
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,272,335
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,200,508
New York Thruway Authority, 5.00%, 1/1/37(5)	510	558,659
New York Thruway Authority, 5.00%, 1/1/42(5)	555	603,330
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	458,900
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	407,295
Port Authority of New York and New Jersey, 4.00%, 7/15/32	1,415	1,463,252
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,097,450
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,776,350

		$14,212,574

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,112,160
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	215	218,298
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	355	364,308
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	224,485
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	989,061
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	796,248

		$3,704,560

Total Tax-Exempt Investments — 165.3% (identified cost $203,286,668)		$212,495,532

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.8)%		$(44,701,994)

Other Assets, Less Liabilities — (30.5)%		$(39,194,862)

Net Assets Applicable to Common Shares — 100.0%		$128,598,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

New York	12.6%
Others, representing less than 10% individually	87.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,626,172.

(5)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	65 U.S. 30-Year Treasury Bond	Short	$(9,604,819)	$(9,617,969)	$(13,150)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $13,150.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,134,000

Gross unrealized appreciation	$17,933,563
Gross unrealized depreciation	(8,977,031)

Net unrealized appreciation	$8,956,532

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$212,495,532	$—	$212,495,532
Total Investments	$—	$212,495,532	$—	$212,495,532

Liability Description
Futures Contracts	$(13,150)	$—	$—	$(13,150)
Total	$(13,150)	$—	$—	$(13,150)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold
Thomas M. Metzold President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer

Date: August 27, 2012